Warrants (Details) - Schedule of class A common shares and concurrent private placements of warrants	12 Months Ended
Dec. 31, 2020 $ / shares shares
Schedule of class A common shares and concurrent private placements of warrants [Abstract]
Amount of Underlying Class A Common Shares | shares	118,750
Exercise price	$ 5.60
Floor Price	$ 1.44
Expiration Date	Sep. 02, 2025
Issuance Date	Mar. 02, 2020